Employee Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Schedule of employee benefits

Amounts in thousands USD	for the year ended December 31, 2023	for the year ended December 31, 2022	for the year ended December 31, 2021
Salaries and wages	$60,168	$47,478	$32,307
Share-based payments	11,060	8,047	2,524
Social security costs	13,408	11,337	6,148
Pension costs - defined contribution plans	5,576	4,390	2,685
Total employee benefits cost	$90,212	$71,252	$43,664